Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Company’s Biological Assets [Abstract]
Balance, beginning of the period		$ 809,180
Loss on change in fair value of biological assets		(822,942)
Movement in exchange rate		13,762
Balance, end of the period